PROPERTY, EQUIPMENT AND SOFTWARE (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
SCHEDULE OF PROPERTY, EQUIPMENT AND SOFTWARE

As of June 30, 2026 and December 31, 2025, property, equipment and software consist of:

	June 30, 2026	December 31, 2025
	(Unaudited)
Office buildings	$4,114,534	$3,997,682
Electronic equipment, furniture and fixtures	4,141,384	3,925,955
Media display equipment	971,453	943,864
Purchased software	9,628,645	9,355,192
Motor vehicle	11,561	11,770
Total	18,867,577	18,234,463
Less: accumulated depreciation	(13,655,996)	(12,564,247)
Property, equipment and software, net	$5,211,581	$5,670,216